UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

            Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                                 Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.4%

Consumer Discretionary—19.5%
Home Depot, Inc. (The)	55,260	$5,070
Las Vegas Sands Corp.	44,500	2,768
NIKE, Inc. Class B	93,400	8,331
Priceline Group, Inc. (The)(2)	6,320	7,322
Ross Stores, Inc.	60,820	4,597
Starbucks Corp.	79,380	5,990
Time Warner, Inc.	39,230	2,950
TripAdvisor, Inc.(2)	45,040	4,118

		41,146

Consumer Staples—10.4%
Colgate-Palmolive Co.	98,910	6,451
Costco Wholesale Corp.	32,797	4,110
Estee Lauder Cos., Inc. (The) Class A	36,310	2,713
Mead Johnson Nutrition Co.	43,820	4,217
Monster Beverage Corp.(2)	48,961	4,488

		21,979

Energy—3.2%
Core Laboratories N.V.	15,850	2,320
Schlumberger Ltd.	43,880	4,462

		6,782

Financials—3.0%
Charles Schwab Corp. (The)	104,500	3,071
T. Rowe Price Group, Inc.	41,190	3,230

		6,301

Health Care—13.3%
Celgene Corp.(2)	42,370	4,016
Cerner Corp.(2)	48,564	2,893
Gilead Sciences, Inc.(2)	69,870	7,438
Intuitive Surgical, Inc.(2)	6,810	3,145
Medidata Solutions, Inc.(2)	70,760	3,134
Perrigo Co. plc	25,790	3,873
Zoetis, Inc.	97,060	3,586

		28,085

Industrials—13.2%
Danaher Corp.	53,510	4,066
Expeditors International of Washington, Inc.	118,690	4,816
Fastenal Co.	91,244	4,097
MSC Industrial Direct Co., Inc. Class A	36,517	3,121
Precision Castparts Corp.	15,070	3,570

	SHARES		VALUE

Industrials—(continued)
Roper Industries, Inc.	30,700		$4,491
Towers Watson & Co. Class A	37,950		3,776

			27,937

Information Technology—32.8%
Accenture plc Class A	51,270		4,169
Amphenol Corp. Class A	66,860		6,677
ANSYS, Inc.(2)	59,360		4,492
Apple, Inc.	149,120		15,024
Applied Materials, Inc.	265,900		5,746
Baidu, Inc. Sponsored ADR(2)	28,150		6,143
CoStar Group, Inc.(2)	21,813		3,393
Facebook, Inc. Class A(2)	180,680		14,281
Fleetmatics Group plc(2)	111,780		3,409
Visa, Inc. Class A	27,670		5,904

			69,238

Materials—4.0%
Ecolab, Inc.	39,360		4,519
Praxair, Inc.	31,060		4,007

			8,526

TOTAL COMMON STOCKS (Identified Cost $142,408)			209,994

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $142,408)			209,994

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	2,100,205		2,100

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,100)			2,100

TOTAL INVESTMENTS—100.4% (Identified Cost $144,508)			212,094(1)

Other assets and liabilities, net—(0.4)%			(942)

NET ASSETS—100.0%		$	211,152

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at September 30, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$	209,994	$	209,994
Short-Term Investments		2,100		2,100

Total Investments	$	212,094	$	212,094

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.5%

Consumer Discretionary—15.0%
Comcast Corp. Class A	50,000	$2,689
Ford Motor Co.	164,000	2,426
Goodyear Tire & Rubber Co. (The)	114,000	2,575
Las Vegas Sands Corp.	41,000	2,551
Lear Corp.	28,000	2,419
Macy’s, Inc.	46,000	2,676
Michael Kors Holdings Ltd.(2)	37,000	2,641
Time Warner, Inc.	37,000	2,783

		20,760

Consumer Staples—4.2%
Archer-Daniels-Midland Co.(The)	58,000	2,964
PepsiCo, Inc.	31,000	2,886

		5,850

Energy—9.2%
Continental Resources, Inc.(2)	38,000	2,526
Helmerich & Payne, Inc.	26,000	2,545
Schlumberger Ltd.	25,000	2,542
Suncor Energy, Inc.	72,000	2,603
Valero Energy Corp.	54,000	2,498

		12,714

Financials—17.8%
Aflac, Inc.	47,000	2,738
BB&T Corp.	76,000	2,828
BlackRock, Inc.	8,700	2,856
Blackstone Group LP (The)	83,000	2,613
Goldman Sachs Group, Inc. (The)	16,000	2,937
JPMorgan Chase & Co.	48,000	2,892
Lincoln National Corp.	53,000	2,840
T. Rowe Price Group, Inc.	35,000	2,744
U.S. Bancorp	51,000	2,133

		24,581

Health Care—8.1%
Abbott Laboratories	68,000	2,828
Biogen Idec, Inc.(2)	8,300	2,746
UnitedHealth Group, Inc.	33,000	2,846
Zimmer Holdings, Inc.	27,000	2,715

		11,135

Industrials—15.8%
Alaska Air Group, Inc.	60,000	2,612

	SHARES	VALUE

Industrials—(continued)
Cummins, Inc.	19,000	$2,508
Deere & Co.	34,000	2,788
Dover Corp.	32,000	2,570
L-3 Communications Holdings, Inc.	25,000	2,973
Parker Hannifin Corp.	24,000	2,740
Trinity Industries, Inc.	61,000	2,850
Union Pacific Corp.	26,000	2,819

		21,860

Information Technology—20.7%
Apple, Inc.	29,000	2,922
Cisco Systems, Inc.	116,000	2,920
EMC Corp.	97,000	2,838
Google, Inc. Class A(2)	2,600	1,530
Google, Inc. Class C(2)	2,600	1,501
Intel Corp.	83,000	2,890
Jabil Circuit, Inc.	133,000	2,683
MasterCard, Inc. Class A	38,000	2,809
NetApp, Inc.	68,000	2,921
Oracle Corp.	69,000	2,641
QUALCOMM, Inc.	39,000	2,916

		28,571

Materials—4.1%
CF Industries Holdings, Inc.	11,200	3,127
Freeport-McMoRan Copper & Gold, Inc.	77,000	2,514

		5,641

Specialized REIT—0.5%
HCA Holdings, Inc.(2)	10,000	705

Telecommunication Services—2.1%
Verizon Communications, Inc.	57,000	2,849

TOTAL COMMON STOCKS (Identified Cost $94,246)		134,666

EXCHANGE-TRADED FUNDS—1.0%

Proshares Ultrashort S&P500(2)	59,000	1,455

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,438)		1,455

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $95,684)		136,121

1

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

SHORT-TERM INVESTMENTS—1.5%

Money Market Mutual Funds—1.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	2,019,517		$ 2,020

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,020)			2,020

TOTAL INVESTMENTS—100.0% (Identified Cost $97,704)			138,141(1)

Other assets and liabilities, net—0.0%			(61)

NET ASSETS—100.0%		$	138,080

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at September 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$	134,666	$134,666
Exchange-Traded Funds		1,455	1,455
Short-Term Investments		2,020	2,020
Total Investments	$	138,141	$138,141

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCKS—8.6%

Financials—2.8%
Banco Bradesco S.A. Sponsored ADR 0.69% (Brazil)	564,298	$8,041

Information Technology—3.3%
Samsung Electronics Co., Ltd.1.66% (South Korea)	11,400	9,701

Materials—2.5%
Vale S.A. ADR 3.0% (Brazil)	738,000	7,166

TOTAL PREFERRED STOCKS (Identified Cost $21,568)		24,908

COMMON STOCKS—90.1%

Consumer Staples—14.5%
British American Tobacco plc (United Kingdom)	181,300	10,234
Casino Guichard Perrachon S.A. (France)	57,400	6,182
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	91,100	8,386
Japan Tobacco, Inc. (Japan)	226,400	7,363
Nestle S.A. Registered Shares (Switzerland)	135,000	9,934

		42,099

Energy—12.8%
ENI SpA (Italy)	294,337	7,015
John Wood Group plc (United Kingdom)	355,800	4,381
PetroChina Co., Ltd. Class H (China)	3,406,000	4,364
Petroleo Brasileiro S.A. ADR (Brazil)	211,800	3,154
Royal Dutch Shell plc B Shares (United Kingdom)	234,900	9,280
Tenaris S.A. Sponsored ADR (Italy)	193,800	8,828

		37,022

Financials—17.7%
AIA Group Ltd. (Hong Kong)	1,126,400	5,824
City Developments Ltd. (Singapore)	485,000	3,657
Daito Trust Construction Co., Ltd. (Japan)	24,900	2,941
Experian plc (United Kingdom)	269,000	4,289
HSBC Holdings plc (United Kingdom)	622,900	6,323
Nordea Bank AB (Sweden)	323,700	4,212
Oversea-Chinese Banking Corp., Ltd. (Singapore)	634,871	4,847
Standard Chartered plc (United Kingdom)	358,559	6,630
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	3,387

	SHARES	VALUE

Financials—(continued)
Zurich Financial Services AG (Switzerland)	30,900	$9,218

		51,328

Health Care—8.9%
Novartis AG Registered Shares (Switzerland)	125,900	11,888
Roche Holding AG (Switzerland)	46,300	13,730

		25,618

Industrials—13.1%
Atlas Copco AB Class A (Sweden)	204,260	5,859
Canadian National Railway Co. (Canada)	81,400	5,779
FANUC Corp. (Japan)	38,700	6,990
Jardine Matheson Holdings Ltd. (Hong Kong)	80,000	4,768
Rolls-Royce Holdings plc C Shares (United Kingdom)	177,700	2,779
Schindler Holding AG (Switzerland)	23,600	3,204
Schneider Electric SE (France)	37,400	2,872
Weir Group plc (The) (United Kingdom)	141,600	5,743

		37,994

Information Technology—5.3%
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	538,700	10,871
Telefonaktiebolaget LM Ericsson Class B (Sweden)	361,200	4,585

		15,456

Materials—9.3%
BHP Billiton plc (United Kingdom)	248,700	6,915
Linde AG (Germany)	23,500	4,516
Potash Corp. of Saskatchewan, Inc. (Canada)	176,500	6,112
Shin-Etsu Chemical Co., Ltd. (Japan)	142,500	9,313

		26,856

Telecommunication Services—5.8%
MTN Group Ltd. (South Africa)	241,600	5,103
Singapore Telecommunications Ltd. (Singapore)	1,964,000	5,850
TELUS Corp. (Canada)	82,700	2,838
Vodafone Group plc (United Kingdom)	908,161	3,010

		16,801

Utilities—2.7%
Centrica plc (United Kingdom)	837,100	4,177

1

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Utilities—(continued)
GDF Suez (France)	142,800		$3,582

			7,759

TOTAL COMMON STOCKS (Identified Cost $168,745)			260,933

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $190,313)			285,841

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	2,524,332		2,524

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,524)			2,524

TOTAL INVESTMENTS—99.6% (Identified Cost $192,837)			288,365	(1)

Other assets and liabilities, net—0.4%			1,230

NET ASSETS—100.0%		$	289,595

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †

United Kingdom	22%
Switzerland	17
Japan	9
Brazil	6
Italy	6
Canada	5
Sweden	5
Other	30

Total	100%

† % of total investments as of September 30, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at September 30, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$	260,933	$	260,933
Preferred Stocks		24,908		24,908
Short-Term Investments		2,524		2,524

Total Investments	$	288,365	$	288,365

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

MUNICIPAL BONDS—1.1%

California—0.6%
Alameda Corridor Transportation Authority Series 99 - C, Taxable (NATL Insured) 6.600%, 10/1/29	$	875	$987

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34		200	171

Texas—0.1%
City of Houston Airport System Revenue United Airlines, Inc., Terminal E Project 4.750%, 7/1/24		100	105

Virginia—0.3%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46		665	487

TOTAL MUNICIPAL BONDS (Identified Cost $1,793)			1,750

FOREIGN GOVERNMENT SECURITIES—10.7%

Argentine Republic
Series X, 7.000%, 4/17/17		280	251
8.750%, 5/7/24		100	91
Series NY, 8.280%, 12/31/33(12)		562	486
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)		220	157
7.650%, 4/21/25		825	511
9.250%, 9/15/27		470	328
9.375%, 1/13/34		750	501
Commonwealth of Australia Series 130, 4.750%, 6/15/16		905AUD	821
Commonwealth of New Zealand
Series 415, 6.000%, 4/15/15		805NZD	637
Series 1217, 6.000%, 12/15/17		400NZD	332
Federative Republic of Brazil 8.500%, 1/5/24		2,770BRL	1,024
Kingdom of Morocco 144A 4.250%, 12/11/22(3)		505	501
Mongolia 144A 5.125%, 12/5/22(3)		340	304
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)		392	389
Republic of Chile 5.500%, 8/5/20		231,500CLP	408
Republic of Colombia
12.000%, 10/22/15		309,000COP	163
Treasury Note, Series B, 11.250%, 10/24/18		422,000COP	249

		PAR VALUE		VALUE
4.375%, 3/21/23	$	994,000	COP	$423
Republic of Costa Rica 144A 4.375%, 4/30/25(3)		540		493
Republic of Croatia 144A 6.375%, 3/24/21(3)		565		616
Republic of El Salvador 144A 6.375%, 1/18/27(3)		340		342
Republic of Iceland 144A 5.875%, 5/11/22(3)		570		642
Republic of Indonesia
Series FR30, 10.750%, 5/15/16		8,333,000	IDR	717
Series FR55, 7.375%, 9/15/16		4,457,000	IDR	364
Series FR63, 5.625%, 5/15/23		2,221,000	IDR	151
Republic of Iraq RegS 5.800%, 1/15/28(4)		250		226
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)		530	PEN	209
RegS 6.900%, 8/12/37(4)		870	PEN	304
Republic of Philippines 4.950%, 1/15/21		11,000	PHP	257
Republic of Romania 144A 4.875%, 1/22/24(3)		530		562
Republic of Slovak 144A 4.375%, 5/21/22(3)		515		549
Republic of South Africa
Series R203, 8.250%, 9/15/17		2,375	ZAR	216
Series R208, 6.750%, 3/31/21		1,310	ZAR	109
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)		430		455
Republic of Uruguay 4.375%, 12/15/28		10,444	UYU(9)	472
Russian Federation
144A 7.850%, 3/10/18(3)		30,000	RUB	724
144A 4.875%, 9/16/23(3)		800		789
United Mexican States
Series M, 6.000%, 6/18/15		12,065	MXN	916
Series M, 6.500%, 6/9/22		15,755	MXN	1,214
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $19,430)				17,903

MORTGAGE-BACKED SECURITIES—12.2%

Agency—0.2%
FHLMC 14-DN2, M2 1.805%, 4/25/24(2)		350		340

Non-Agency—12.0%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)		400		407
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33		58		63
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35		216		223
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34		301		320

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.862%, 5/12/39(2)	$	350	$ 371
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)		465	523
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)		452	500
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35		217	216
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)		771	842
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40		294	312
07-C2, A3 5.542%, 1/15/49(2)		740	799
Credit Suisse First Boston Mortgage Securities Corp. 04-AR8, 6A1 2.397%, 9/25/34(2)		482	487
Goldman Sachs Mortgage Securities Trust II 07- GG10, A4 5.991%, 8/10/45(2)		576	629
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35		8	8
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.279%, 4/25/34(2)		418	418
04-10, 12A3 2.724%, 1/25/35(2)		493	494
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW12, AM 5.929%, 9/11/38(2)		750	798
05-PW10, AM 5.449%, 12/11/40(2)		725	756
07-PW18, AM 6.084%, 6/11/50(2)		1,475	1,641
JPMorgan Chase (Washington Mutual) Mortgage
Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19		22	23
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A2 144A 5.633%, 12/5/27(3)		100	114
06-LDP7, AM 6.058%, 4/15/45(2)		780	837
06-LDP9, A3 5.336%, 5/15/47		345	370
07-LDPX, AM 5.464%, 1/15/49(2)		450	471
JPMorgan Chase Mortgage Trust
05-A1, 4A1 2.590%, 2/25/35(2)		25	26
05-A4, 3A1 2.205%, 7/25/35(2)		42	42
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)		681	704
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 6.101%, 7/15/44(2)		400	438

		PAR VALUE	VALUE

Non-Agency—(continued)
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	$	392	$ 402
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)		550	550
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)		268	275
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(3)		602	618
04-R3, A1 144A 6.500%, 2/25/35(3)		366	376
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33		34	35
Residential Asset Mortgage Products, Inc.
04-SL1, A8 6.500%, 11/25/31		42	43
05-SL2, A4 7.500%, 2/25/32		286	301
Residential Funding Mortgage Securities I, Inc. 05- S9, A9 5.500%, 12/25/35		490	487
SBA Tower Trust 144A 4.254%, 4/15/15(3)		115	117
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)		304	315
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.463%, 4/25/34(2)		382	381
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.600%, 1/25/37(2)		358	357
Wells Fargo (Wachovia Bank Commercial Mortgage Trust) 07-C30, A5 5.342%, 12/15/43		970	1,046
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust)
06-C25, AM 5.896%, 5/15/43(2)		670	713
07-C32, A3 5.933%, 6/15/49(2)		775	838
Wells Fargo Mortgage Backed Securities Trust 06- 17, A1 5.500%, 11/25/21		7	7
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(2)(3)		349	359

			20,052

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $19,201)			20,392

ASSET-BACKED SECURITIES—4.0%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)		435	435
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)		19	20
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

05-1 AF5A 5.374%, 7/25/35(2)	$	588	$ 586
05-12, 2A4 5.575%, 2/25/36(2)		340	329
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)		538	543
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)		300	302
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19		15	15
01-3, A4 6.910%, 5/1/33(2)		639	708
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)		515	515
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)		340	344
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)		616	613
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)		352	358
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)		398	407
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)		371	380
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)		284	296
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37		193	198
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16		162	163
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)		35	36
Terwin Mortgage Trust 04-15ALT, A1 144A 5.665%, 7/25/34(2)(3)		243	237
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)		263	272

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,573)			6,757

CORPORATE BONDS AND NOTES—55.7%

Consumer Discretionary—6.8%
Anna Merger Sub, Inc. 144A 7.750%, 10/1/22(3)		250	252
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)		405	388
Boyd Gaming Corp. 9.000%, 7/1/20		260	274
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)		410	427

		PAR VALUE	VALUE

Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	$	270	$210
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)		105	104
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)		230	202
CCO Holdings LLC 5.250%, 9/30/22		180	177
Chrysler Group LLC 8.250%, 6/15/21		425	465
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)		335	337
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20		250	259
Series B 7.625%, 3/15/20		440	459
iHeartCommunications, Inc.
10.000%, 1/15/18		275	231
144A 9.000%, 9/15/22(3)		100	100
Intelsat Jackson Holdings SA 5.500%, 8/1/23		285	273
International Game Technology
7.500%, 6/15/19		160	181
5.500%, 6/15/20		125	132
Isle of Capri Casinos, Inc. 5.875%, 3/15/21		400	407
JC Penney Corp., Inc. 8.125%, 10/1/19		85	83
Kohl’s Corp. 4.750%, 12/15/23		480	509
Landry’s, Inc. 144A 9.375%, 5/1/20(3)		300	319
Meritor, Inc. 6.750%, 6/15/21		325	340
MHGE Parent LLC 144A 8.500%, 8/1/19(3)		265	251
Mohegan Tribal Gaming Authority 9.750%, 9/1/21		325	332
Numericable Group SA 144A 6.000%, 5/15/22(3)		200	202
Penn National Gaming, Inc. 5.875%, 11/1/21		220	203
Pinnacle Entertainment, Inc. 6.375%, 8/1/21		355	373
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)		405	393
Signet UK Finance plc 4.700%, 6/15/24		460	464
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)		400	384
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)		440	429
Station Casinos LLC 7.500%, 3/1/21		320	335
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)		490	480
Toll Brothers Finance Corp. 6.750%, 11/1/19		350	393
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)		350	382
VTR Finance B.V. 144A 6.875%, 1/15/24(3)		345	358

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	`$	345	$	335

				11,443

Consumer Staples—0.4%
Elizabeth Arden, Inc. 7.375%, 3/15/21		175		156
Ingles Markets, Inc. 5.750%, 6/15/23		295		297
Whitewave Foods Co. (The) 5.375%, 10/1/22		115		117

				570

Energy—7.8%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(3)		130		129
California Resources Corp. 144A 6.000%, 11/15/24(3)		250		257
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)		390		372
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20		100		104
CHC Helicopter SA 9.250%, 10/15/20		293		313
CITGO Petroleum Corp. 144A 6.250%, 8/15/22(3)		180		188
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21		375		332
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)		225		222
Denbury Resources, Inc. 5.500%, 5/1/22		345		343
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)		230		238
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(3)		455		429
EnQuest plc 144A 7.000%, 4/15/22(3)		345		326
EPL Oil & Gas, Inc. 8.250%, 2/15/18		500		514
FTS International, Inc. 144A 6.250%, 5/1/22(3)		175		173
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)		335		317
Gazprom OAO (Gaz Capital SA) 144A 8.146%, 4/11/18(3)		205		225
Gulfport Energy Corp. 144A 7.750%, 11/1/20(3)		60		63
Laredo Petroleum, Inc. 7.375%, 5/1/22		245		258
Linn Energy LLC 6.500%, 9/15/21		160		157
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)		300		318
MEG Energy Corp. 144A 7.000%, 3/31/24(3)		180		187
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)		185		182

	PAR VALUE		VALUE

Energy—(continued)
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	$540	$	467
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	567		589
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	340		346
Parker Drilling Co. (The) 7.500%, 8/1/20	365		383
Petrobras Global Finance BV 6.250%, 3/17/24	345		361
Petrobras International Finance Co. 5.375%, 1/27/21	355		359
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	185		159
RegS 8.500%, 11/2/17(4)	1,070		845
144A 6.000%, 5/16/24(3)	1,040		540
Petroleos Mexicanos
5.500%, 1/21/21	350		385
144A 4.875%, 1/18/24(3)	145		152
5.500%, 6/27/44	200		204
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	400		401
Rosetta Resources, Inc. 5.875%, 6/1/22	355		355
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315		325
Transocean, Inc. 3.800%, 10/15/22	470		431
Tullow Oil plc 144A 6.000%, 11/1/20(3)	350		352
Williams Cos., Inc. (The)
3.700%, 1/15/23	375		354
4.550%, 6/24/24	450		446

			13,101

Financials—21.8%
Aircastle Ltd. 5.125%, 3/15/21	355		351
Akbank TAS 144A 7.500%, 2/5/18(3)	530TRY		207
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625		666
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	455		470
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		443
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	425		457
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		463
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)	600		626
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520		555
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390		385

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	$	200	$	194
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)		155		168
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)		600BRL		234
Banco Santander Chile
144A 3.750%, 9/22/15(3)		100		103
144A 3.875%, 9/20/22(3)		505		498
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)		450		498
Bancolombia S.A. 5.125%, 9/11/22		545		547
Bank of America Corp. 4.200%, 8/26/24		130		129
Bank of Baroda 144A 4.875%, 7/23/19(3)		430		453
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)		290		311
Bank of India 144A 3.625%, 9/21/18(3)		250		254
Barclays Bank plc
144A 6.050%, 12/4/17(3)		435		484
144A 5.926%(2)(3)(5)(6)		600		636
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)		490		501
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)		460		478
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)		350		352
CareTrust Partnership LP 144A 5.875%, 6/1/21(3)		285		286
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21		165		162
Chubb Corp. (The) 6.375%, 3/29/67(2)		1,390		1,524
City National Corp. 5.250%, 9/15/20		425		472
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)		425		426
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)		200		196
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)		535		506
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)		440		436
Eurasian Development Bank 144A 4.767%, 9/20/22(3)		475		460
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)		345		323
Excel Trust LP 4.625%, 5/15/24		175		178
Fidelity National Financial, Inc. 5.500%, 9/1/22		130		141
First Cash Financial Services, Inc. 6.750%, 4/1/21		200		209
First Niagara Financial Group, Inc. 7.250%, 12/15/21		610		704

		PAR VALUE		VALUE

Financials—(continued)
General Motors Financial Co., Inc. 4.750%, 8/15/17	$	735	$	775
Genworth Holdings, Inc. 4.900%, 8/15/23		620		639
GLP Capital LP (GLP Financing II, Inc.)
4.375%, 11/1/18		15		15
4.875%, 11/1/20		285		291
5.375%, 11/1/23		10		10
HBOS plc 144A 6.750%, 5/21/18(3)		200		226
Huntington National Bank (The) 6.600%, 6/15/18		250		279
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)		610		655
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19		30		30
6.000%, 8/1/20		175		180
5.875%, 2/1/22		355		354
iStar Financial, Inc. 5.000%, 7/1/19		195		189
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)		560		547
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)		410		444
Korea Finance Corp. 4.625%, 11/16/21		400		435
Leucadia National Corp. 5.500%, 10/18/23		250		261
Level 3 Financing, Inc. 7.000%, 6/1/20		400		424
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)		25		31
Lincoln National Corp. 6.050%, 4/20/67(2)(6)		365		373
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)		600		698
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)		330		377
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)		300		333
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)		135		137
Morgan Stanley
144A 10.090%, 5/3/17(3)		1,250BRL		498
Series H, 5.450%, 12/29/49(2)		350		348
MPT Operating Partnership LP 5.500%, 5/1/24		115		117
Nationstar Mortgage LLC
6.500%, 8/1/18		170		170
6.500%, 7/1/21		275		263
Navient LLC 5.500%, 1/25/23		420		404
Nordea Bank AB 144A 4.250%, 9/21/22(3)		600		617
PennantPark Investment Corp. 4.500%, 10/1/19		365		367

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	$360	$348
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	610	634
Progressive Corp. (The) 6.700%, 6/15/37(2)	750	822
Prudential Financial, Inc.
5.875%, 9/15/42(2)	1,100	1,166
5.625%, 6/15/43(2)(6)	190	198
Regency Energy Partners LP 4.500%, 11/1/23	385	374
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20	375	427
7.648% (2)(5)(6)	450	529
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	130	127
Santander Bank NA 8.750%, 5/30/18	200	242
SunTrust Bank, Inc. 5.400%, 4/1/20	250	276
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360	363
Telecom Italia Capital SA 7.175%, 6/18/19	200	226
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705	697
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	180	152
Voya Financial, Inc. ( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(2)	395	399
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	700	699
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	435	431
Willis Group Holdings plc 5.750%, 3/15/21	440	492
WP Carey, Inc. 4.600%, 4/1/24	345	357
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	510	485
Zions Bancorporation 4.500%, 6/13/23	170	178

		36,595

Health Care—1.8%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	115	113
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(11)	75	75
Catamaran Corp. 4.750%, 3/15/21	235	227
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	100	100
144A 6.875%, 2/1/22(3)	70	73
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	242

	PAR VALUE	VALUE

Health Care—(continued)
HCA, Inc. 6.500%, 2/15/20	$330	$361
IASIS Healthcare LLC 8.375%, 5/15/19	165	173
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	165	172
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	245	248
Owens & Minor, Inc. 3.875%, 9/15/21	75	75
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	60	65
Select Medical Corp. 6.375%, 6/1/21	115	116
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	245	247
4.500%, 4/1/21	330	323
8.125%, 4/1/22	345	379
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(3)	50	54

		3,043

Industrials—5.5%
AAR Corp. 7.250%, 1/15/22	365	394
ADT Corp. (The) 6.250%, 10/15/21	435	451
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	290	311
Air Canada
144A 6.750%, 10/1/19(3)	425	450
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	219	225
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	600	609
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	406	427
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	170	170
144A 6.125%, 1/15/23(3)	420	423
Carpenter Technology Corp. 5.200%, 7/15/21	425	459
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	313	332
99-1, A 6.545%, 2/2/19	729	808
00-1, A1 8.048%, 11/1/20	391	450
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	105	107
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	448	485
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	224
Masco Corp. 5.950%, 3/15/22	390	426

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Industrials—(continued)
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	$380		$411
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	400	BRL	147
Rexel SA 144A 5.250%, 6/15/20(3)	395		399
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	100		100
TransDigm, Inc. 144A 6.000%, 7/15/22(3)	355		351
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	162		183
07-01, A 6.636%, 7/2/22	879		950

			9,292

Information Technology—2.6%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	735		719
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	15		15
Equinix, Inc. 4.875%, 4/1/20	180		179
Fidelity National Financial, Inc. 6.600%, 5/15/17	600		667
First Data Corp.
144A 8.250%, 1/15/21(3)	230		245
11.750%, 8/15/21	752		874
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(11)	260		277
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	265		257
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(11)	130		129
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	265		262
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	35		34
Sanmina Corp. 144A 4.375%, 6/1/19(3)	70		69
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(11)	170		173
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	180		135
VeriSign, Inc. 4.625%, 5/1/23	290		281

			4,316

Materials—5.3%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	625		647
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	200		198
144A 6.750%, 1/31/21(3)	260		261

	PAR VALUE		VALUE

Materials—(continued)
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	$625		$617
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	395		442
144A 7.250%, 1/15/21(3)	275		291
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180		180
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	270		264
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	375		422
Gerdau Trade, Inc. 144A 4.750%, 4/15/23(3)	200		191
Hexion U.S. Finance Corp.
8.875%, 2/1/18	230		235
6.625%, 4/15/20	225		227
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600		583
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	220		225
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	220		210
Samarco Mineracao SA 144A 5.375%, 9/26/24(3)	255		252
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	200		216
144A 6.625%, 4/15/21(3)	780		811
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	500		523
Tronox Finance LLC 6.375%, 8/15/20	305		308
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	400		384
United States Steel Corp. 6.875%, 4/1/21	490		524
Vale Overseas Ltd. 4.375%, 1/11/22	525		529
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	345		397

			8,937

Telecommunication Services—2.4%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	144
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	400		423
CenturyLink, Inc. Series T 5.800%, 3/15/22	350		360
Cincinnati Bell, Inc. 8.375%, 10/15/20	375		397
Crown Castle Towers LLC
144A 3.214%, 8/15/15(3)	50		51
144A 5.495%, 1/15/17(3)	85		91
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345		357
Frontier Communications Corp. 6.250%, 9/15/21	195		194

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	$385	$399
Sprint Corp. 144A 7.250%, 9/15/21(3)	340	355
T-Mobile USA, Inc.
6.125%, 1/15/22	190	192
6.731%, 4/28/22	60	62
6.500%, 1/15/24	140	142
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	220	213
Windstream Corp. 7.750%, 10/15/20	650	687

		4,067

Utilities—1.3%
Calpine Corp. 144A 6.000%, 1/15/22(3)	20	21
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	635	645
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	460	468
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	275	293
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	349
NRG Energy, Inc. 6.625%, 3/15/23	55	57
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	250	249
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(12)	396	49

		2,131

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $92,181)		93,495

LOAN AGREEMENTS(2)—12.1%

Consumer Discretionary—2.9%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	260	257
Affinity Gaming LLC 5.250%, 11/9/17	377	379
Aristocrat International Ltd. Tranche B, 0.000%, 9/29/21(8)	170	168
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	166	165
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 6.949%, 3/1/17	257	235
Tranche B-7, 9.750%, 3/1/17	19	18
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	129	122
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	202	207
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	80	80

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Clear Channel Communications, Inc. Tranche D, 6.904%, 1/30/19	$409	$392
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	115	113
Delta 2 (Lux) S.A.R.L. Second Lien, 0.000%, 7/29/22(8)	146	146
Fitness International LLC Tranche B, 5.500%, 7/1/20	317	315
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18	139	139
Key Safety Systems, Inc. 0.000%, 8/29/21(8)	170	170
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	628	624
Marina District Finance Co., Inc. 6.750%, 8/15/18	196	196
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	398	404
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	224	230
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	197	196
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	349	343

		4,899

Consumer Staples—0.3%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	45	45
Albertson’s LLC Tranche B-4 4.500%, 8/25/21	227	226
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	265	272

		543

Energy—1.5%
Arch Coal, Inc. 0.000%, 5/16/18(8)	444	408
Chief Exploration & Development LLC Second Lien 7.500%, 5/16/21	257	258
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	274	266
Expro Finservices S.A.R.L. 5.750%, 9/2/21	176	176
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	341	342
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	204
Paragon Offshore Finance Co. 3.750%, 7/16/21	248	233
Seadrill Operating LP 4.000%, 2/21/21	249	237

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Templar Energy LLC Second Lien, 0.000%, 11/25/20	$345	$335

		2,459

Financials—0.6%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	456	434
Asurion LLC Second Lien, 0.000%, 3/3/21(8)	275	279
Capital Automotive LP Second Lien, 0.000%, 4/30/20(8)	189	192
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	170	163

		1,068

Health Care—1.3%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	307	305
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	119	119
Second Lien, 11.000%, 1/2/19	101	103
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	341	342
InVentiv Health, Inc. Tranche B-4 7.750%, 5/15/18	262	260
MMM Holdings, Inc. 9.750%, 12/12/17	127	127
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	92	92
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	158	158
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	67	67
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	153	153
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	103	103
Second Lien, 9.750%, 4/10/20	196	197
0.000%, 7/24/20(8)	36	36
Second Lien, 0.000%, 7/23/21(8)	138	136

		2,198

Industrials—1.8%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	37	37
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	415	409
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	265	261

	PAR VALUE	VALUE

Industrials—(continued)
Ceridian Corp. Tranche B-2, 4.500%, 5/9/17	$281	$278
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	107	109
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	291	292
DynCorp International, Inc. 0.000%, 7/7/16(8)	159	158
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	260	261
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	155	157
Tranche B-4, 6.000%, 8/4/19	67	67
International Equipment Solutions Global B.V. 6.750%, 8/16/19	179	179
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien, 8.250%, 10/26/20	265	266
Navistar, Inc. Tranche B, 5.750%, 8/17/17	281	283
Sedgwick, Inc. Second Lien, 0.000%, 2/28/22(8)	340	333

		3,090

Information Technology—2.6%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	200	199
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	17	17
Attachmate Group, Inc. (The) First Lien, 7.250%, 11/22/17	192	193
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	336	334
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	339	339
Deltek, Inc. Second Lien, 10.000%, 10/10/19	236	240
Evergreen Skills Lux S.A.R.L. (Skillsoft Corp.) Second Lien, 7.750%, 4/28/22	189	183
First Data Corp. 3.655%, 3/23/18	375	368
Genpact Ltd. 3.500%, 8/30/19	349	347
Infinity Acquisition Ltd. 4.250%, 8/6/21	171	168
IPC Systems, Inc. First Lien, 6.000%, 11/8/20	238	239
Kronos, Inc.
First Lien, 4.500%, 10/30/19	3	3
Second Lien, 9.750%, 4/30/20	293	303
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	226	225

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	$175	$167
SRA International, Inc. 6.500%, 7/20/18	309	309
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	179	166
Travelport Finance (Luxembourg) S.A.R.L. 6.000%, 9/2/21	138	138
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	329	328
Wall Street Systems, Inc. 4.500%, 4/30/21	148	147

		4,413

Materials—0.5%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	447	438
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	310	314
Maple Hill Acquisition LLC (Berlin Packaging LLC) Second Lien, 0.000%, 9/23/22(8)	26	26

		778

Telecommunication Services—0.3%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	218	217
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	200	199

		416

Utilities—0.3%
Atlantic Power LP 4.750%, 2/24/21	75	74
ExGen Renewables I LLC 5.250%, 2/6/21	89	90
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.650%, 10/10/17(13)	465	345

		509

TOTAL LOAN AGREEMENTS (Identified Cost $20,443)		20,373

	SHARES

PREFERRED STOCKS—3.3%

Energy—0.3%
PTT Exploration & Production PCL, 144A, 4.875%(2)(3)	440,000	444

Financials—2.7%
Ally Financial, Inc. Series A, 8.500%	20,000	539

	SHARES	VALUE

Financials—(continued)
Ally Financial, Inc. Series G, 144A, 7.000%(3)	439	$439
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150(10)	153
Citigroup, Inc. Series J, 7.125%	15,800	422
General Electric Capital Corp. Series B, 6.250%(2)	300(10)	323
General Electric Capital Corp. Series C, 5.250%(2)	400(10)	401
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	440(10)	446
JPMorgan Chase & Co. Series V, 5.000%(2)	595(10)	579
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405(10)	384
Saul Centers, Inc. Series A, 8.000%	171	4
Wells Fargo & Co. Series K, 7.980%(2)	440(10)	482
Zions Bancorp, 6.950%(2)	17,215	459

		4,631

Industrials—0.3%
Seaspan Corp. Series C, 9.500%	20,000	535

TOTAL PREFERRED STOCKS (Identified Cost $5,187)		5,610

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	45

TOTAL COMMON STOCKS (Identified Cost $7)		45

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $164,815)		166,325(14)

TOTAL INVESTMENTS—99.1% (Identified Cost $164,815)		166,325(1)

Other assets and liabilities, net—0.9%		1,543

NET ASSETS—100.0%		$167,868

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $64,569 or 38.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(10)	Value shown as par value.
(11)	100% of the income received was in cash.
(12)	Security in default.
(13)	Security in default, interest payments are being received during the bankruptcy proceedings.
(14)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)
Country Weightings †
United States	62%
Brazil	3
Luxembourg	3
Mexico	3
United Kingdom	3
Canada	2
Venezuela	2
Other	22
Total	100%

† % of total investments as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value		Level 2	Level 3
	at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
	2014	Prices	Inputs	Inputs

Debt Securities:
Asset-Backed Securities	$6,757	$—	$6,757	$—
Corporate Bonds and Notes	93,495	—	93,495	—
Foreign Government Securities	17,903	—	17,903	—
Loan Agreements	20,373	—	20,373	—
Mortgage-Backed Securities	20,392	—	20,392	—
Municipal Bonds	1,750	—	1,750	—
Equity Securities:
Common Stocks	45	—	—	45
Preferred Stocks	5,610	1,959	3,651	—

Total Investments	$166,325	$1,959	$164,321	$45

There were no transfers between Level 1 and Level 2 for the period.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investment		Asset-
	in		Backed		Common
	Securities		Securities		Stocks

Beginning Balance December 31, 2013:	$505		$474		$31
Accrued Discount/(Premium)	-	(c)	-	(c)	-
Realized Gain (Loss)	9		9		-
Change in Unrealized Appreciation (Depreciation)	16		2		14
Purchases	-		-		-
(Sales)(b)	(485)		(485)		-
Transfers Into Level 3 (a)	-		-		-
Transfers from Level 3 (a)	-		-		-

Ending Balance September 30, 2014	$45		$0		$45

(a) “Transfers in and/or out” represent the ending value as of September 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

VIRTUS PREMIUM ALPHASECTOR® SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—99.2%

Consumer Discretionary Select Sector SPDR Fund	80,500	$5,369
Consumer Staples Select Sector SPDR Fund	121,350	5,474
Financial Select Sector SPDR Fund	233,150	5,402
Health Care Select Sector SPDR Fund	84,965	5,430
Industrial Select Sector SPDR Fund	101,330	5,386
Materials Select Sector SPDR Fund	109,280	5,419
Technology Select Sector SPDR Fund	136,710	5,456

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $35,773)		37,936

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $35,773)		37,936

TOTAL INVESTMENTS—99.2% (Identified Cost $35,773)		37,936(1)

Other assets and liabilities, net—0.8%		295

NET ASSETS—100.0%		$38,231

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at September 30, 2014	Level 1 Quoted Prices

Equity Securities:
Exchange-Traded Funds	$	37,936	$37,936

Total Investments	$	37,936	$37,936

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.3%

Real Estate Investment Trusts—99.3%

HEALTH CARE—5.5%
HCP, Inc.	59,346	$2,357
Ventas, Inc.	47,966	2,971

		5,328

INDUSTRIAL/OFFICE—26.8%

Industrial—9.3%
DCT Industrial Trust, Inc.	482,519	3,624
Eastgroup Properties, Inc.	2,021	122
Prologis, Inc.	139,971	5,277

		9,023

Mixed—5.0%
Duke Realty Corp.	113,100	1,943
Liberty Property Trust	85,001	2,827

		4,770

Office—12.5%
Boston Properties, Inc.	31,414	3,637
Douglas Emmett, Inc.	83,873	2,153
Highwoods Properties, Inc.	28,097	1,093
Kilroy Realty Corp.	67,280	3,999
SL Green Realty Corp.	12,325	1,249

		12,131

		25,924

LODGING/RESORTS—11.7%
Host Hotels & Resorts, Inc.	206,461	4,404
LaSalle Hotel Properties	80,078	2,742
Pebblebrook Hotel Trust	80,565	3,008
RLJ Lodging Trust	43,200	1,230

		11,384

RESIDENTIAL—17.1%

Apartments—16.3%
American Campus Communities, Inc.	51,487	1,877
AvalonBay Communities, Inc.	14,504	2,044
Camden Property Trust	42,900	2,940
Equity Residential	73,254	4,511
Essex Property Trust, Inc.	24,871	4,446

		15,818

	SHARES		VALUE

Real Estate Investment Trusts—(continued)

Manufactured Homes—0.8%
Equity Lifestyle Properties, Inc.	18,067		$765

			16,583

RETAIL—27.5%

Regional Malls—19.7%
General Growth Properties, Inc.	164,221		3,868
Macerich Co. (The)	69,597		4,442
Simon Property Group, Inc.	61,526		10,116
Washington Prime Group, Inc.	38,288		669

			19,095

Shopping Centers—7.8%
Brixmor Property Group, Inc.	43,452		968
DDR Corp.	90,254		1,510
Kimco Realty Corp.	92,384		2,024
Tanger Factory Outlet Centers	93,400		3,056

			7,558

			26,653

SELF STORAGE—10.7%
CubeSmart	22,100		397
Extra Space Storage, Inc.	68,607		3,538
Public Storage	38,927		6,456

			10,391

TOTAL COMMON STOCKS (Identified Cost $55,805)			96,263

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $55,805)			96,263

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional
Shares (Seven-day effective yield 0.080%)	353,091		353

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $353)			353

Total Investments—99.7% (Identified Cost $56,158)			96,616(1)
Other assets and liabilities, net—0.3%			289

NET ASSETS—100.0%		$	96,905

1

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Footnote Legend

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$96,263	$96,263
Short-Term Investments	353	353

Total Investments	$96,616	$96,616

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.8%

Consumer Discretionary—15.6%
Hibbett Sports, Inc.(2)	50,800	$2,166
HomeAway, Inc.(2)	58,000	2,059
Monro Muffler Brake, Inc.	27,000	1,310
Morningstar, Inc.	32,600	2,213
Pool Corp.	23,900	1,289

		9,037

Consumer Staples—9.1%
Chefs’ Warehouse, Inc. (The)(2)	192,000	3,122
PriceSmart, Inc.	25,178	2,156

		5,278

Financials—10.8%
Cohen & Steers, Inc.	27,900	1,072
Financial Engines, Inc.	60,100	2,056
MarketAxess Holdings, Inc.	51,000	3,155

		6,283

Health Care—16.3%
Abaxis, Inc.	66,200	3,357
National Research Corp. Class A(2)	145,401	1,892
Sirona Dental Systems, Inc.(2)	35,700	2,737
Techne Corp.	16,000	1,497

		9,483

Industrials—13.1%
AAON, Inc.	55,082	937
Copart, Inc.(2)	64,200	2,011
Heartland Express, Inc.	26,000	623
HEICO Corp. Class A	37,869	1,526
HUB Group, Inc. Class A(2)	36,200	1,467
Omega Flex, Inc.	53,300	1,037

		7,601

Information Technology—30.5%
ANSYS, Inc.(2)	27,000	2,043
Ellie Mae, Inc.(2)	72,000	2,347
FactSet Research Systems, Inc.	19,400	2,358
FLIR Systems, Inc.	7,920	248
Forrester Research, Inc.	58,800	2,168
MercadoLibre, Inc.	29,150	3,167
Mesa Laboratories, Inc.	7,035	407
NVE Corp.(2)	49,400	3,188

	SHARES		VALUE

Information Technology—(continued)
Shutterstock, Inc.(2)	25,600		$1,827

			17,753

Materials—3.4%
UFP Technologies, Inc.(2)	90,800		1,996

TOTAL COMMON STOCKS (Identified Cost $43,658)			57,431

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $43,658)			57,431

SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	512,864		513

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $513)			513

TOTAL INVESTMENTS—99.7% (Identified Cost $44,171)			57,944(1)

Other assets and liabilities, net—0.3%			174

NET ASSETS—100.0%		$	58,118

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at September 30, 2014		Level 1 Quoted Prices

Equity Securities:
Common Stocks	$	57,431	$	57,431
Short-Term Investments		513		513

Total Investments	$	57,944	$	57,944

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.0%

Consumer Discretionary—11.7%
Cheesecake Factory, Inc. (The)	66,400	$3,021
Cinemark Holdings, Inc.	110,500	3,762
Interval Leisure Group, Inc.	117,000	2,229
Wolverine World Wide, Inc.	139,600	3,498

		12,510

Consumer Staples—8.7%
National Beverage Corp.(2)	182,500	3,559
Village Super Market, Inc.	47,000	1,070
WD-40 Co.	68,100	4,628

		9,257

Energy—1.5%
CARBO Ceramics, Inc.	26,300	1,558

Financials—19.7%
Bank of Hawaii Corp.	29,000	1,647
Eaton Vance Corp.	112,400	4,241
First Cash Financial Services, Inc.(2)	76,920	4,306
Primerica, Inc.	73,700	3,554
RLI Corp.	105,700	4,576
Westamerica Bancorp	57,700	2,684

		21,008

Health Care—6.0%
Owens & Minor, Inc.	92,300	3,022
Patterson Cos., Inc.	81,000	3,356

		6,378

Industrials—17.9%
CLARCOR, Inc.	60,200	3,797
Corporate Executive Board Co. (The)	69,700	4,187
Graco, Inc.	66,200	4,831
Landstar System, Inc.	66,800	4,822
Sun Hydraulics Corp.	40,000	1,504

		19,141

Information Technology—27.8%
American Software, Inc. Class A	204,000	1,799
Badger Meter, Inc.	66,483	3,354
Cabot Microelectronics Corp.(2)	74,200	3,076
Cass Information Systems, Inc.	91,895	3,804
Cognex Corp.(2)	59,300	2,388
Computer Services, Inc.	58,700	2,164

	SHARES	VALUE

Information Technology—(continued)
Heartland Payment Systems, Inc.	47,000	$2,243
Jack Henry & Associates, Inc.	80,900	4,503
Monotype Imaging Holdings, Inc.	63,733	1,805
Syntel Co.(2)	52,000	4,573

		29,709

Materials—2.0%
Balchem Corp.	37,400	2,116

Utilities—3.7%
Questar Corp.	175,000	3,901

TOTAL COMMON STOCKS (Identified Cost $82,186)		105,578

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $82,186)		105,578

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	1,179,005	1,179

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,179)		1,179

TOTAL INVESTMENTS—100.1% (Identified Cost $83,365)		106,757(1)

Other assets and liabilities, net—(0.1)%		(93)

NET ASSETS—100.0%		$106,664

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2014	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$105,578	$105,578
Short-Term Investments	1,179	1,179

Total Investments	$106,757	$106,757

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—0.7%

U.S. Treasury Bond 3.125%, 11/15/41	$	540	$	536
U.S. Treasury Note
0.625%, 11/30/17		215		211
2.375%, 8/15/24		125		123

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $856)				870

MUNICIPAL BONDS—1.8%

California—0.4%
Alameda Corridor Transportation Authority Series 99 - C, Taxable (NATL Insured) 6.600%, 10/1/29		250		282
San Diego County Regional Airport Authority Rental Car Center Project Series B -Taxable 5.594%, 7/1/43		275		294

				576

Florida—0.1%
Miami-Dade County Educational Facilities Authority Series C, Taxable 5.480%, 4/1/16		105		110

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18		91		94

Pennsylvania—1.1%
City of Pittsburgh Pension Obligation Series C, Taxable (NATL- RE, FGIC Insured) 6.500%, 3/1/17		1,250		1,396

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46		215		158

TOTAL MUNICIPAL BONDS (Identified Cost $2,158)				2,334

FOREIGN GOVERNMENT SECURITIES—1.3%

Bolivarian Republic of Venezuela
9.250%, 9/15/27		45		31
9.375%, 1/13/34		65		43
Commonwealth of Australia Series 130, 4.750%, 6/15/16		115AUD		104
Commonwealth of New Zealand
Series 415, 6.000%, 4/15/15		120NZD		95

		PAR VALUE		VALUE

Series 1217, 6.000%, 12/15/17		65NZD	$	54
Republic of Chile 5.500%, 8/5/20		52,000CLP		92
Republic of El Salvador 144A 6.375%, 1/18/27(4)	$	75		75
Republic of Iceland 144A 5.875%, 5/11/22(4)		135		152
Republic of Indonesia
Series FR30, 10.750%, 5/15/16		1,127,000IDR		97
Series FR55, 7.375%, 9/15/16		300,000IDR		25
Republic of Latvia RegS 2.750%, 1/12/20(5)		200		197
Republic of Peru RegS 6.900%, 8/12/37(5)		120PEN		42
Republic of Poland 4.000%, 1/22/24		90		93
Republic of Slovak 144A 4.375%, 5/21/22(4)		200		213
Russian Federation
144A 7.850%, 3/10/18(4)		5,000RUB		121
144A 4.875%, 9/16/23(4)		200		197
United Mexican States
Series M, 6.000%, 6/18/15		575MXN		44
Series M, 6.500%, 6/9/22		890MXN		69

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,839)				1,744

MORTGAGE-BACKED SECURITIES—13.7%

Agency—4.2%
FHLMC 14-DN2, M2 1.805%, 4/25/24(3)		250		243
FNMA
4.000%, 6/1/20		32		34
4.500%, 7/1/20		4		5
3.000%, 2/1/27		200		207
2.500%, 5/1/28		381		385
6.500%, 10/1/31		6		7
6.000%, 9/1/32		14		15
5.000%, 10/1/35		64		71
6.000%, 9/1/36		10		12
5.500%, 4/1/37		21		23
5.500%, 7/1/37		57		63
6.000%, 10/1/37		25		29
5.000%, 6/1/38		46		51
5.500%, 6/1/38		12		13
5.500%, 6/1/38		13		14
5.500%, 11/1/38		37		41
4.000%, 1/1/39		82		87
5.000%, 1/1/39		19		21
6.000%, 1/1/39		34		38
4.500%, 3/1/39		34		37
5.000%, 3/1/39		28		31

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Agency—(continued)
6.000%, 3/1/39	$	27	$	31
4.500%, 4/1/39		157		172
4.000%, 5/1/39		170		180
4.500%, 2/1/40		108		117
4.000%, 10/1/40		252		266
3.500%, 2/1/41		552		565
4.500%, 4/1/41		558		603
4.000%, 7/1/41		131		138
3.500%, 1/1/42		174		178
3.500%, 4/1/42		415		425
3.000%, 11/1/42		217		214
3.000%, 6/1/43		377		374
3.000%, 7/1/43		254		250
GNMA
6.500%, 11/15/23		43		48
6.500%, 12/15/23		1		1
6.500%, 2/15/24		32		37
6.500%, 6/15/28		79		89
6.500%, 7/15/31		24		27
6.500%, 11/15/31		21		24
6.500%, 2/15/32		48		55
6.500%, 4/15/32		35		40
12-147, AK 2.586%, 4/16/54		261		267

				5,528

Non-Agency—9.5%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)		300		306
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33		113		117
Banc of America Commercial Mortgage Trust 07-2, A4 5.781%, 4/10/49(3)		120		130
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.862%, 5/12/39(3)		195		207
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)		125		141
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)		130		138
06-C6, A4 5.372%, 9/15/39		325		348
07-C6, A4 5.858%, 7/15/40(3)		231		244
Bear Stearns Commercial Mortgage Securities, Inc. 06-PW12, A4 5.890%, 9/11/38(3)		665		707

		PAR VALUE		VALUE

Non-Agency—(continued)
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.480%, 1/15/46(3)	$	590	$	615
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.899%, 12/10/49(3)		267		291
07-6, A4 5.899%, 12/10/49(3)		120		132
08-C7, AM 6.339%, 12/10/49(3)		95		105
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.178%, 8/25/34(3)		131		131
04-NCM2, 2CB2 6.750%, 8/25/34		97		106
14-A, A 144A 4.000%, 1/25/35(3)(4)		148		154
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40		111		117
Credit Suisse First Boston Mortgage Securities Corp. 04-AR8, 6A1 2.397%, 9/25/34(3)		78		79
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)		300		303
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 2.990%, 6/25/34(3)		86		87
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.991%, 8/10/45(3)		331		362
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.729%, 4/25/34(3)		120		120
04-10, 12A3 2.724%, 1/25/35(3)		137		137
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.757%, 4/12/38(3)		80		85
07- PW17, A4 5.694%, 6/11/50(3)		425		465
07-PW18, AM 6.084%, 6/11/50(3)		550		612
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.438%, 6/25/33(3)		107		108
03-AR4, 2A1 2.253%, 8/25/33(3)		152		152
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)		214		222
10-CNTR, A2 144A 4.311%, 8/5/32(4)		300		324
06-LDP7, AM 6.058%, 4/15/45(3)		125		134
06-LDP9, A3 5.336%, 5/15/47		234		251
07-LD12, A4 5.882%, 2/15/51(3)		575		626
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)		248		257

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
JPMorgan Mortgage Trust 14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	$	113	$	117
JPMorgan Mortgage Trust 14-IVR3, 2A1 3.000%, 10/25/29(3)		100		101
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(4)		150		150
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33		215		225
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19		108		110
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43		501		537
07-IQ14, A4 5.692%, 4/15/49(3)		240		261
07-IQ14, AM 5.869%, 4/15/49(3)		130		136
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)		155		155
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)		99		101
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)		130		133
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32		86		90
SBA Tower Trust 144A 4.254%, 4/15/15(4)		225		229
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(3)(4)		196		203
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)		244		244
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.437%, 2/25/34(3)		166		164
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.600%, 1/25/37(3)		92		91
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, A5 5.342%, 12/15/43		285		307
07-C30, AM 5.383%, 12/15/43		160		171
07-C31, A4 5.509%, 4/15/47		250		267
07-C33, A5 6.140%, 2/15/51(3)		140		154
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(3)(4)		109		112

				12,371

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $16,974)				17,899

		PAR VALUE		VALUE

ASSET-BACKED SECURITIES—2.0%

AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	$	140	$	142
13-2, D 2.420%, 5/8/19		275		272
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)		77		78
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)		220		223
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)		89		88
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)		250		252
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)		217		230
Exeter Automobile Receivables Trust 14-1A, B 144A 2.420%, 1/15/19(4)		135		136
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)		80		80
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)		95		97
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28		129		129
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)		117		120
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)		77		81
Santander Drive Auto Receivables Trust
11-2, C 3.280%, 6/15/16		74		74
10-B, C 144A 3.020%, 10/17/16(4)		2		2
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)		165		165
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31		111		110
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)		165		165
Terwin Mortgage Trust 04-15ALT, A1 144A 5.665%, 7/25/34(3)(4)		62		60
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)		162		169

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,634)				2,673

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

CORPORATE BONDS AND NOTES—19.1%

Consumer Discretionary—1.6%
CCO Holdings LLC 5.250%, 9/30/22	$	40	$	39
Chrysler Group LLC 8.250%, 6/15/21		200		219
Hyatt Hotels Corp. 3.375%, 7/15/23		115		112
International Game Technology 7.500%, 6/15/19		150		170
Kohl’s Corp. 4.750%, 12/15/23		160		170
Numericable Group SA 144A 6.000%, 5/15/22(4)		200		202
Penn National Gaming, Inc. 5.875%, 11/1/21		50		46
Pinnacle Entertainment, Inc. 6.375%, 8/1/21		80		84
QVC, Inc. 5.125%, 7/2/22		135		142
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)		90		87
Sinclair Television Group, Inc. 5.375%, 4/1/21		110		109
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)		115		110
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23		200		192
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)		110		108
Time Warner Cable, Inc. 6.750%, 7/1/18		185		215
Wyndham Worldwide Corp. 5.625%, 3/1/21		125		139

				2,144

Consumer Staples—0.6%
Altria Group, Inc. 2.950%, 5/2/23		140		133
Flowers Foods, Inc. 4.375%, 4/1/22		120		127
Reynolds American, Inc. 3.250%, 11/1/22		150		145
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(4)		50		51
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)		275		300

				756

Energy—2.0%
California Resources Corp. 144A 6.000%, 11/15/24(4)		75		77
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)		95		91
CHC Helicopter SA 9.250%, 10/15/20		90		96
Denbury Resources, Inc. 5.500%, 5/1/22		80		80
Ecopetrol SA 4.125%, 1/16/25		135		131
Energy Transfer Partners LP 4.150%, 10/1/20		130		135
Frontier Oil Corp. 6.875%, 11/15/18		45		47
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(12)		200		189

		PAR VALUE		VALUE

Energy—(continued)
Linn Energy LLC 6.500%, 9/15/21	$	50	$	49
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)		175		186
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)		45		44
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)		100		102
Petrobras Global Finance BV 6.250%, 3/17/24		135		141
Petrobras International Finance Co. 5.375%, 1/27/21		100		101
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)		35		28
Petroleos Mexicanos
144A 4.875%, 1/18/24(4)		45		47
5.500%, 6/27/44		150		153
PHI, Inc. 5.250%, 3/15/19		35		35
QEP Resources, Inc. 6.875%, 3/1/21		105		114
QGOG Constellation SA 144A 6.250%, 11/9/19(4)		200		201
Rowan Cos., Inc. 4.875%, 6/1/22		140		145
Transocean, Inc. 3.800%, 10/15/22		120		110
Weatherford International Ltd. 9.625%, 3/1/19		45		58
Williams Cos., Inc. (The) 3.700%, 1/15/23		100		94
Williams Partners LP 3.900%, 1/15/25		145		142

				2,596

Financials—9.5%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)		150		150
Aircastle Ltd. 5.125%, 3/15/21		55		54
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)		135		144
American International Group, Inc.
2.375%, 8/24/15		85		86
3.375%, 8/15/20		55		57
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)		135		136
Associated Banc Corp. 5.125%, 3/28/16		85		90
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)		150		163
Banco Bradesco S.A. 144A 5.900%, 1/16/21(4)		150		156
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)		164		163
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)		200		197
Banco do Brasil S.A. 144A 5.375%, 1/15/21(4)		150		151

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	$	115	$	125
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)		100		101
Banco Santander Chile 144A 3.750%, 9/22/15(4)		100		102
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)		130		144
Bancolombia S.A. 5.125%, 9/11/22		150		151
Bank of America Corp.
5.650%, 5/1/18		400		445
4.200%, 8/26/24		155		153
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19		100		100
Barclays Bank plc 144A 5.926% (3)(4)(6)(7)		100		106
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)		150		156
Capital One Financial Corp. 6.150%, 9/1/16		125		137
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)		135		139
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21		40		39
City National Corp. 5.250%, 9/15/20		100		111
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23		200		186
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19		250		251
Corporate Office Properties LP
3.700%, 6/15/21		90		89
3.600%, 5/15/23		150		143
Excel Trust LP 4.625%, 5/15/24		55		56
Fidelity National Financial, Inc. 5.500%, 9/1/22		40		43
Fifth Third Bancorp 4.500%, 6/1/18		150		162
First Niagara Financial Group, Inc. 7.250%, 12/15/21		125		144
Ford Motor Credit Co. LLC 5.750%, 2/1/21		75		85
General Electric Capital Corp. 5.625%, 5/1/18		235		266
General Motors Financial Co., Inc. 3.500%, 7/10/19		120		121
Genworth Holdings, Inc. 4.900%, 8/15/23		135		139
GLP Capital LP (GLP Financing II, Inc.)
4.375%, 11/1/18		5		5
4.875%, 11/1/20		90		92
5.375%, 11/1/23		5		5
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18		165		185
HCP, Inc.

		PAR VALUE		VALUE

Financials—(continued)
3.750%, 2/1/19	$	60	$	63
5.375%, 2/1/21		60		67
Health Care REIT, Inc. 4.700%, 9/15/17		150		163
Healthcare Trust of America Holdings LP 3.375%, 7/15/21		50		50
Highwoods Realty LP 3.625%, 1/15/23		135		133
Hospitality Properties Trust 4.500%, 3/15/25		130		128
HSBC USA, Inc. 1.625%, 1/16/18		135		135
Huntington Bancshares, Inc. 7.000%, 12/15/20		95		114
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(6)(7)		160		172
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19		10		10
6.000%, 8/1/20		55		56
5.875%, 2/1/22		115		115
iStar Financial, Inc. 5.000%, 7/1/19		45		44
Jefferies Group LLC 6.875%, 4/15/21		150		175
JPMorgan Chase & Co.
5.250%, 5/1/15		250		257
6.125%, 6/27/17		270		301
KeyCorp 5.100%, 3/24/21		165		184
Kimco Realty Corp. 6.875%, 10/1/19		150		178
Korea Finance Corp. 4.625%, 11/16/21		200		218
Lazard Group LLC 4.250%, 11/14/20		135		141
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)		135		138
Lincoln National Corp. 6.050%, 4/20/67(3)(6)		50		51
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)		150		174
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)		100		114
Morgan Stanley
5.550%, 4/27/17		120		131
4.100%, 5/22/23		80		80
Series H, 5.450%, 12/29/49(3)		85		84
National Retail Properties, Inc. 5.500%, 7/15/21		150		169
Nationstar Mortgage LLC 6.500%, 7/1/21		135		129
Navient LLC 5.500%, 1/25/23		130		125
Nordea Bank AB 144A 4.250%, 9/21/22(4)		200		206
ORIX Corp. 5.000%, 1/12/16		86		90
PennantPark Investment Corp. 4.500%, 10/1/19		115		116
PKO Finance AB 144A 4.630%, 9/26/22(4)(12)		200		208
Progressive Corp. (The) 6.700%, 6/15/37(3)		160		175
Prudential Financial, Inc. 5.875%, 9/15/42(3)		140		148

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
5.625%, 6/15/43(3)(6)	$	60	$	63
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20		150		171
Sabra Health Care LP 5.500%, 2/1/21		40		41
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)		145		146
Senior Housing Properties Trust 4.300%, 1/15/16		125		129
SunTrust Bank Atlanta GA 2.750%, 5/1/23		200		191
Swedbank AB 144A 1.750%, 3/12/18(4)		200		199
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)		110		111
Unum Group 7.125%, 9/30/16		125		140
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22		155		151
Voya Financial, Inc.
( f.k.a. ING (U.S.), Inc.) 5.500%, 7/15/22		110		124
( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(3)		110		111
Wells Fargo & Co. 3.450%, 2/13/23		115		113
Willis Group Holdings plc 5.750%, 3/15/21		125		140
WP Carey, Inc. 4.600%, 4/1/24		105		109
XL Group plc Series E, 6.500%, 12/29/49(3)		100		96
Zions Bancorporation 4.500%, 6/13/23		40		42

				12,447

Health Care—0.9%
Cardinal Health, Inc. 3.200%, 3/15/23		70		69
Carefusion Corp. 3.300%, 3/1/23		135		132
Catamaran Corp. 4.750%, 3/15/21		70		68
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(4)		30		30
144A 6.875%, 2/1/22(4)		15		16
Endo Finance LLC 144A 5.375%, 1/15/23(4)		85		81
Express Scripts Holding Co. 3.900%, 2/15/22		140		145
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)		80		85
HCA, Inc. 6.500%, 2/15/20		105		115
Mylan, Inc. 144A 3.125%, 1/15/23(4)		150		143
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(4)		60		60
4.500%, 4/1/21		105		103
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(4)		45		48
144A 7.500%, 7/15/21(4)		15		16
144A 5.625%, 12/1/21(4)		25		25

		PAR VALUE		VALUE

Health Care—(continued)
Zoetis, Inc. 3.250%, 2/1/23	$	70	$	68

				1,204

Industrials—1.5%
AAR Corp. 7.250%, 1/15/22		80		86
ADT Corp. (The) 6.250%, 10/15/21		110		114
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19		70		74
Bombardier, Inc. 144A 6.125%, 1/15/23(4)		155		156
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)		58		62
Carpenter Technology Corp. 5.200%, 7/15/21		150		162
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17		144		153
99-1, A 6.545%, 2/2/19		171		190
01-1, A1 6.703%, 6/15/21		171		184
Deluxe Corp.
7.000%, 3/15/19		60		63
6.000%, 11/15/20		40		42
Norfolk Southern Corp. 2.903%, 2/15/23		140		135
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21		122		132
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(4)		25		25
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22		230		248
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)		125		130

				1,956

Information Technology—0.3%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22		135		138
Fidelity National Financial, Inc. 6.600%, 5/15/17		175		195
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(4)(14)		30		30
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(4)		10		10
Sanmina Corp. 144A 4.375%, 6/1/19(4)		20		19

				392

Materials—1.5%
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)		100		103
CRH America, Inc.
6.000%, 9/30/16		255		279
8.125%, 7/15/18		150		181

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	$100	$112
Hexion U.S. Finance Corp.
8.875%, 2/1/18	65	66
6.625%, 4/15/20	80	81
NewMarket Corp. 4.100%, 12/15/22	142	142
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	70	72
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	203
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	70	67
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	230	239
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(12)	100	104
Tronox Finance LLC 6.375%, 8/15/20	55	56
Vale Overseas Ltd. 4.375%, 1/11/22	130	131
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	115

		1,951

Telecommunication Services—0.4%
CenturyLink, Inc. Series V 5.625%, 4/1/20	65	67
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	276
T-Mobile USA, Inc. 6.731%, 4/28/22	30	31
Verizon Communications, Inc. 2.550%, 6/17/19	100	100
Windstream Corp. 7.750%, 10/15/20	80	85

		559

Utilities—0.8%
Electricite de France SA 144A 5.250% (3)(4)(6)(7)	170	173
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	173
Kansas City Power & Light Co. 3.150%, 3/15/23	110	110
NRG Energy, Inc. 6.625%, 3/15/23	10	10
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(8)	500	516

		982

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $24,267)		24,987

LOAN AGREEMENTS(3)—1.1%

Consumer Discretionary—0.2%
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	26	26
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	99	98

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	$44	$44
SRAM LLC First Lien, 4.416%, 4/10/20	25	24
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	52	51

		243

Consumer Staples—0.0%
Prestige Brands 0.000%, 9/3/21(10)	7	7

Energy—0.1%
Paragon Offshore Finance Co. 3.750%, 7/16/21	43	40
Seadrill Operating LP 4.000%, 2/21/21	52	50

		90

Financials—0.2%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	104	99
Delos Finance S.A.R.L. 3.500%, 3/6/21	80	79
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	119	114

		292

Health Care—0.0%
ConvaTec, Inc. 4.000%, 12/22/16	12	12
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	28	28

		40

Industrials—0.2%
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	104	102
AWAS Finance Luxembourg SA 3.500%, 7/16/18	39	39
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	18	18
Ceridian Corp. Tranche B-2, 4.500%, 5/9/17	49	48

		207

Information Technology—0.3%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	3	3
Attachmate Group, Inc. (The) First Lien, 7.250%, 11/22/17	36	36
CCC Information Services 4.000%, 12/20/19	33	33
First Data Corp. 3.655%, 3/23/18	94	92
Infinity Acquisition Ltd. 4.250%, 8/6/21	55	54

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
IPC Systems, Inc. First Lien, 6.000%, 11/8/20	$50	$50
Mitchell International, Inc. 4.500%, 10/13/20	27	27
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	72	66

		361

Materials—0.1%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	103	101
Houghton International, Inc. Holding Corp. First Lien, 4.000%, 12/20/19	79	78

		179

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.650%, 10/10/17(11)	65	48

TOTAL LOAN AGREEMENTS (Identified Cost $1,494)		1,467

	SHARES

PREFERRED STOCKS—0.5%

Financials—0.5%
Ally Financial, Inc. Series G, 144A, 7.000%(4)	84	84
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40(9)	41
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	80(9)	81
JPMorgan Chase & Co. Series V, 5.000%(3)	100(9)	98
JPMorgan Chase & Co., Series Q, 5.150%(3)	105(9)	100
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95(9)	90
Wells Fargo & Co. Series K, 7.980%(3)	95(9)	104
Zions Bancorp, 6.950%(3)	4,250	113

TOTAL PREFERRED STOCKS (Identified Cost $645)		711

COMMON STOCKS—57.8%

Consumer Discretionary—8.8%
Comcast Corp. Class A	28,000	1,506
Ford Motor Co.	91,000	1,346
Goodyear Tire & Rubber Co. (The)	63,000	1,423
Las Vegas Sands Corp.	23,000	1,431
Lear Corp.	16,000	1,382

	SHARES	VALUE

Consumer Discretionary—(continued)
Macy’s, Inc.	26,000	$1,513
Michael Kors Holdings Ltd.(2)	20,000	1,428
Time Warner, Inc.	20,000	1,504

		11,533

Consumer Staples—2.5%
Archer-Daniels-Midland Co.(The)	32,000	1,635
PepsiCo, Inc.	17,000	1,583

		3,218

Energy—5.6%
Continental Resources, Inc.(2)	20,000	1,330
Helmerich & Payne, Inc.	16,000	1,566
Schlumberger Ltd.	15,000	1,525
Suncor Energy, Inc.	41,000	1,482
Valero Energy Corp.	30,000	1,388

		7,291

Financials—10.6%
Aflac, Inc.	26,000	1,515
BB&T Corp.	44,000	1,637
BlackRock, Inc.	4,900	1,609
Blackstone Group LP (The)	50,000	1,574
Goldman Sachs Group, Inc. (The)	9,000	1,652
JPMorgan Chase & Co.	27,000	1,626
Lincoln National Corp.	30,000	1,607
T. Rowe Price Group, Inc.	19,000	1,490
U.S. Bancorp	28,000	1,171

		13,881

Health Care—5.1%
Abbott Laboratories	38,000	1,580
Biogen Idec, Inc.(2)	4,700	1,555
HCA Holdings, Inc.(2)	6,000	423
UnitedHealth Group, Inc.	18,000	1,553
Zimmer Holdings, Inc.	16,000	1,609

		6,720

Industrials—9.5%
Alaska Air Group, Inc.	34,000	1,480
Cummins, Inc.	11,000	1,452
Deere & Co.	19,000	1,558
Dover Corp.	18,000	1,446
L-3 Communications Holdings, Inc.	14,000	1,665
Parker Hannifin Corp.	14,000	1,598
Trinity Industries, Inc.	35,000	1,635

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Union Pacific Corp.	15,000	$1,626

		12,460

Information Technology—12.1%
Apple, Inc.	16,000	1,612
Cisco Systems, Inc.	65,000	1,636
EMC Corp.	54,000	1,580
Google, Inc. Class A(2)	1,300	765
Google, Inc. Class C(2)	1,300	751
Intel Corp.	48,000	1,671
Jabil Circuit, Inc.	75,000	1,513
MasterCard, Inc. Class A	21,000	1,552
NetApp, Inc.	38,000	1,632
Oracle Corp.	39,000	1,493
QUALCOMM, Inc.	21,000	1,570

		15,775

Materials—2.4%
CF Industries Holdings, Inc.	6,200	1,731
Freeport-McMoRan Copper & Gold, Inc.	43,000	1,404

		3,135

Telecommunication Services—1.2%
Verizon Communications, Inc.	32,000	1,600

TOTAL COMMON STOCKS (Identified Cost $53,187)		75,613

EXCHANGE-TRADED FUNDS—0.6%

ProShares Ultrashort S&P500(2)	33,000	814

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $804)		814

TOTAL LONG TERM INVESTMENTS—98.6% (Identified Cost $104,858)		129,112 (13)

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	1,389,023	1,389

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,389)		1,389

TOTAL INVESTMENTS—99.7% (Identified Cost $106,247)	130,501 (1)

Other assets and liabilities, net—0.3%	352

NET ASSETS—100.0%	$130,853

Abbreviations:
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $13,458 or 10.3% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	Illiquid security.
(9)	Value shown as par value.
(10)	This loan will settle after September 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(13)	All or a portion segregated as collateral for unsettled loan transactions.
(14)	100% of the income received was in cash.

Foreign Currencies:

AUD	Australian Dollar
CLP	Chilean Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)
Country Weightings †

United States	90%
United Kingdom	2
Australia	1
Brazil	1
Canada	1
Luxembourg	1
Other	4

Total	100%

† % of total investments as of September 30, 2014

10

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value		Level 2
	at	Level 1	Significant
	September	Quoted	Observable
	30, 2014	Prices	Inputs

Debt Securities:
Asset-Backed Securities	$2,673	$—	$2,673
Corporate Bonds and Notes	24,987	—	24,987
Foreign Government Securities	1,744	—	1,744
Loan Agreements	1,467	—	1,467
Mortgage-Backed Securities	17,899	—	17,899
Municipal Bonds	2,334	—	2,334
U.S. Government Securities	870	—	870
Equity Securities:
Common Stocks	75,613	75,613	—
Exchange-Traded Funds	814	814	—
Preferred Stocks	711	113	598
Short-Term Investments	1,389	1,389	—

Total Investments	$130,501	$77,929	$52,572

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each a “Series”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

—	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

—	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”) generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases a Series fair values non-U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

 B. SECURITIES LENDING

Certain Series may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Effective June 23, 2014, securities lending was suspended for all the Series. All loaned securities have been returned.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933 as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2014 the Series’ did not hold any illiquid and restricted securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At September 30, 2014 federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

				Net
				Unrealized

	Federal	Unrealized	Unrealized	Appreciation

Series	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Capital Growth Series	$144,620	$69,982	$(2,508)	$67,474
Growth and Income Series	97,980	41,993	(1,832)	40,161
International Series	193,423	104,136	(9,194)	94,942
Multi-Sector Fixed Income Series	165,026	5,757	(4,458)	1,299
Premium AlphaSector® Series	36,020	2,045	(129)	1,916
Real Estate Securities Series	57,717	39,576	(677)	38,899
Small-Cap Growth Series	44,171	14,103	(330)	13,773
Small-Cap Value Series	83,365	25,334	(1,942)	23,392
Strategic Allocation Series	106,451	25,573	(1,523)	24,050

NOTE 4—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date these schedules of investments were available for issuance, and has determined that there no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer
and Treasurer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.